Summary of Net-of-Tax Amounts Recorded in OCI Relating to Pension and OPEB Plans (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S Pension and OPEB
Defined Benefit Plan Disclosure [Line Items]
Gain (loss) arising during the year, tax expense (benefit)	$ 3	$ 0	$ 0
Amortization of loss to earnings, tax expense	2	0	0
International Pension
Defined Benefit Plan Disclosure [Line Items]
Gain (loss) arising during the year, tax expense (benefit)	6	(6)	1
Amortization of loss to earnings, tax expense	$ 3	$ 1	$ 1